                                                  Filed pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.


                       PIMCO FUNDS:  MULTI-MANAGER SERIES

                       Supplement Dated January 30, 2002
                                     to the
             Prospectus for Institutional and Administrative Class
                         Shares Dated November 1, 2001

             DISCLOSURE RELATING TO THE PIMCO SELECT INTERNATIONAL, PIMCO HEALTHCARE INNOVATION AND PIMCO INNOVATION FUNDS

     On January 30, 2002, the Board of Trustees of PIMCO Funds:  Multi-
Manager Series (the "Trust") approved (1) an Agreement and Plan of Reorganization pursuant to which PIMCO Select International Fund (an "Acquired Fund") is expected to reorganize with and into RCM International Growth Equity Fund (an "Acquiring Fund") and (2) an Agreement and Plan of Reorganization pursuant to which PIMCO Healthcare Innovation Fund (an "Acquired Fund" and, together with the PIMCO Select International Fund, the "Acquired Funds") is expected to reorganize with and into the PIMCO Innovation Fund (an "Acquiring Fund" and, together with the RCM International Growth Equity Fund, the "Acquiring Funds"). The RCM International Growth Equity Fund is a series of the Trust that is offered in a different prospectus. A copy of the RCM International Growth Equity Fund's prospectus can be obtained from PIMCO Funds Distributors LLC, the Funds' distributor, by calling 1-888-87-PIMCO (toll-free). The proposed transactions are referred to as the "Reorganizations," and each singly as a "Reorganization." The closing date (the "Closing Date") of the Reorganizations is expected to be on or about March 15, 2002, although the Reorganizations may be delayed.

     Each Reorganization will take place by means of a transfer by each Acquired Fund of all of its assets to the relevant Acquiring Fund in exchange for shares ("Merger Shares") of the relevant Acquiring Fund and the assumption by the relevant Acquiring Fund of all the relevant Acquired Fund's liabilities. Each exchange, which will be effected on the basis of the relative net asset values of each Acquiring Fund and its relevant Acquired Fund, will be followed immediately by the distribution of Merger Shares to the relevant Acquired Fund's shareholders, in complete liquidation of each Acquired Fund. Accordingly, shareholders of each Acquired Fund will become shareholders of the relevant Acquiring Fund by effectively having their Acquired Fund shares exchanged for Merger Shares of the same class on the basis of relative net asset values on the Closing Date.

     It is expected that the Reorganizations will be treated as tax-free reorganizations. If, as expected, the Reorganizations are tax-free, each Acquiring Fund will inherit any unrealized appreciation (or depreciation) on assets contributed by the relevant Acquired Fund (after the realization of any gains or losses from the sale of assets by each respective Acquired Fund prior to each Reorganization, including sales made in anticipation of each Reorganization). In addition, shareholders of each Acquired Fund will end up owning shares of the relevant Acquiring Fund and would therefore eventually be allocated a proportionate share of any taxable gains realized by the relevant Acquiring Fund and not distributed to shareholders of the respective Acquiring Fund prior to the Reorganizations. Shareholders should consult their tax advisers regarding other possible tax consequences of the Reorganizations, including possible state and local tax consequences.

     In addition, in connection with the Reorganizations, the following actions are being taken:

          (i) Except as noted below, effective February 15, 2002, the Acquired Funds will no longer sell Institutional Class or Administrative Class shares to new investors or to existing shareholders. Participants in certain self-directed qualified benefit plans, if any, that owned Institutional Class or Administrative Class shares of an Acquired Fund as of January 29, 2002 for any single plan participant will be able to direct the purchase of that Acquired Fund's Institutional Class or Administrative Class shares by their plan account for so long as the plan continues to own such shares of that Acquired Fund for any plan participant.

          (ii) Effective February 15, 2002, the Acquired Funds will no longer be eligible for exchanges from other PIMCO Funds.

     The consummation of each Reorganization is subject to a number of conditions but is not subject to shareholder approval. In addition, the closing of each Reorganization is not conditioned upon the closing of the other Reorganization. Accordingly, in the event that the conditions to the closing of one of the Reorganizations are met, it is expected that such Reorganization will take place, subject to the terms of its Agreement and Plan of Reorganization, even if the other Reorganization is not consummated.

     The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

                                                  Filed pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.


                       PIMCO FUNDS:  MULTI-MANAGER SERIES

                       Supplement Dated January 30, 2002
                                     to the
                  Prospectus for Class A, Class B and Class C
                         Shares Dated November 1, 2001

             DISCLOSURE RELATING TO THE PIMCO SELECT INTERNATIONAL, PIMCO HEALTHCARE INNOVATION AND PIMCO INNOVATION FUNDS

     On January 30, 2002, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the "Trust") approved (1) an Agreement and Plan of Reorganization pursuant to which PIMCO Select International Fund (an "Acquired Fund") is expected to reorganize with and into RCM International Growth Equity Fund (an "Acquiring Fund") and (2) an Agreement and Plan of Reorganization pursuant to which PIMCO Healthcare Innovation Fund (an "Acquired Fund" and, together with the PIMCO Select International Fund, the "Acquired Funds") is expected to reorganize with and into the PIMCO Innovation Fund (an "Acquiring Fund" and, together with the RCM International Growth Equity Fund, the "Acquiring Funds"). The RCM International Growth Equity Fund is a series of the Trust that is offered in a different prospectus. A copy of the RCM International Growth Equity Fund's prospectus can be obtained from PIMCO Funds Distributors LLC, the Funds' distributor, by calling 1-888-87-PIMCO (toll-free). The proposed transactions are referred to as the "Reorganizations," and each singly as a "Reorganization." The closing date (the "Closing Date") of the Reorganizations is expected to be on or about March 15, 2002, although the Reorganizations may be delayed.

     Each Reorganization will take place by means of a transfer by each Acquired Fund of all of its assets to the relevant Acquiring Fund in exchange for shares ("Merger Shares") of the relevant Acquiring Fund and the assumption by the relevant Acquiring Fund of all the relevant Acquired Fund's liabilities. Each exchange, which will be effected on the basis of the relative net asset values of each Acquiring Fund and its relevant Acquired Fund, will be followed immediately by the distribution of Merger Shares to the relevant Acquired Fund's shareholders, in complete liquidation of each Acquired Fund. Accordingly, shareholders of each Acquired Fund will become shareholders of the relevant Acquiring Fund by effectively having their Acquired Fund shares exchanged for Merger Shares of the same class on the basis of relative net asset values on the Closing Date.

     It is expected that the Reorganizations will be treated as tax-free reorganizations. If, as expected, the Reorganizations are tax-free, each Acquiring Fund will inherit any unrealized appreciation (or depreciation) on assets contributed by the relevant Acquired Fund (after the realization of any gains or losses from the sale of assets by each respective Acquired Fund prior to each Reorganization, including sales made in anticipation of each Reorganization). In addition, shareholders of each Acquired Fund will end up owning shares of the relevant Acquiring Fund and would therefore eventually be allocated a proportionate share of any taxable gains realized by the relevant Acquiring Fund and not distributed to shareholders of the respective Acquiring Fund prior to the Reorganizations. Shareholders should consult their tax advisers regarding other possible tax consequences of the Reorganizations, including possible state and local tax consequences.

     In addition, in connection with the Reorganizations, the following actions are being taken:

          (i) Except as noted below, effective February 15, 2002, the Acquired Funds will no longer sell Class A, B or C shares to new investors or to existing shareholders. Participants in certain self-directed qualified benefit plans, if any, that owned Class A, Class B or Class C shares of an Acquired Fund as of January 29, 2002 for any single plan participant will be able to direct the purchase of that Acquired Fund's Class A, Class B or Class C shares by their plan account for so long as the plan continues to own such shares of that Acquired Fund for any plan participant.

          (ii) Effective February 15, 2002, the Acquired Funds will no longer be eligible for exchanges from other PIMCO Funds.

     The consummation of each Reorganization is subject to a number of conditions but is not subject to shareholder approval. In addition, the closing of each Reorganization is not conditioned upon the closing of the other Reorganization. Accordingly, in the event that the conditions to the closing of one of the Reorganizations are met, it is expected that such Reorganization will take place, subject to the terms of its Agreement and Plan of Reorganization, even if the other Reorganization is not consummated.

     The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

                                                  Filed pursuant to Rule 497(e).
                                                File Nos. 33-36528 and 811-6161.


                       PIMCO FUNDS:  MULTI-MANAGER SERIES

                       Supplement Dated January 30, 2002
                                     to the
                             Prospectus for Class D
                         Shares Dated November 1, 2001

             DISCLOSURE RELATING TO THE PIMCO SELECT INTERNATIONAL, PIMCO HEALTHCARE INNOVATION AND PIMCO INNOVATION FUNDS

     On January 30, 2002, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the "Trust") approved (1) an Agreement and Plan of Reorganization pursuant to which PIMCO Select International Fund (an "Acquired Fund") is expected to reorganize with and into RCM International Growth Equity Fund (an "Acquiring Fund") and (2) an Agreement and Plan of Reorganization pursuant to which PIMCO Healthcare Innovation Fund (an "Acquired Fund" and, together with the PIMCO Select International Fund, the "Acquired Funds") is expected to reorganize with and into the PIMCO Innovation Fund (an "Acquiring Fund" and, together with the RCM International Growth Equity Fund, the "Acquiring Funds"). The RCM International Growth Equity Fund is a series of the Trust that is offered in a different prospectus. A copy of the RCM International Growth Equity Fund's prospectus can be obtained from PIMCO Funds Distributors LLC, the Funds' distributor, by calling 1-888-87-PIMCO (toll-free). The proposed transactions are referred to as the "Reorganizations," and each singly as a "Reorganization." The closing date (the "Closing Date") of the Reorganizations is expected to be on or about March 15, 2002, although the Reorganizations may be delayed.

     Each Reorganization will take place by means of a transfer by each Acquired Fund of all of its assets to the relevant Acquiring Fund in exchange for shares ("Merger Shares") of the relevant Acquiring Fund and the assumption by the relevant Acquiring Fund of all the relevant Acquired Fund's liabilities. Each exchange, which will be effected on the basis of the relative net asset values of each Acquiring Fund and its relevant Acquired Fund, will be followed immediately by the distribution of Merger Shares to the relevant Acquired Fund's shareholders, in complete liquidation of each Acquired Fund. Accordingly, shareholders of each Acquired Fund will become shareholders of the relevant Acquiring Fund by effectively having their Acquired Fund shares exchanged for Merger Shares of the same class on the basis of relative net asset values on the Closing Date.

     It is expected that the Reorganizations will be treated as tax-free reorganizations. If, as expected, the Reorganizations are tax-free, each Acquiring Fund will inherit any unrealized appreciation (or depreciation) on assets contributed by the relevant Acquired Fund (after the realization of any gains or losses from the sale of assets by each respective Acquired Fund prior to each Reorganization, including sales made in anticipation of each Reorganization). In addition, shareholders of each Acquired Fund will end up owning shares of the relevant Acquiring Fund and would therefore eventually be allocated a proportionate share of any taxable gains realized by the relevant Acquiring Fund and not distributed to shareholders of the respective Acquiring Fund prior to the Reorganizations. Shareholders should consult their tax advisers regarding other possible tax consequences of the Reorganizations, including possible state and local tax consequences.

     In addition, in connection with the Reorganizations, the following actions are being taken:

          (i) Except as noted below, effective February 15, 2002, the Acquired Funds will no longer sell Class D shares to new investors or to existing shareholders. Participants in certain self-directed qualified benefit plans, if any, that owned Class D shares of an Acquired Fund as of January 29, 2002 for any single plan participant will be able to direct the purchase of that Acquired Fund's Class D shares by their plan account for so long as the plan continues to own such shares of that Acquired Fund for any plan participant.

          (ii) Effective February 15, 2002, the Acquired Funds will no longer be eligible for exchanges from other PIMCO Funds.

     The consummation of each Reorganization is subject to a number of conditions but is not subject to shareholder approval. In addition, the closing of each Reorganization is not conditioned upon the closing of the other Reorganization. Accordingly, in the event that the conditions to the closing of one of the Reorganizations are met, it is expected that such Reorganization will take place, subject to the terms of its Agreement and Plan of Reorganization, even if the other Reorganization is not consummated.

     The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.